                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30 2001

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         KAYNE ANDERSON CAPITAL ADVISORS, L.P.
Address:      1800 AVENUE OF THE STARS
              SECOND FLOOR
              LOS ANGELES, CA 90067

Form 13F File Number: 28-5066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Richard A. Kayne
Title:        President of the General Partner
Phone:        (310) 556-2721

Signature, Place, and Date of Signing:

Richard A. Kayne            Los Angeles, California               10 August 2001

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                      27

Form 13F Information Table Value Total:                      $96,790
                                                            (thousands)

List of Other Included Managers:

NONE
as of 06/30/2001

                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                           FORM 13F INFORMATION TABLE

       COLUMN 1             COLUMN 2        COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
-----------------------  ---------------   ---------   --------- ------------------------  ---------- -------- ---------------------
                             TITLE                      VALUE     SHARES or          PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER          OF CLASS         CUSIP     (X 1000)    PRN AMT   SH/PRN  CALL  DISCRETION MANAGERS  SOLE    SHARED  NONE
-----------------------  ---------------   ---------   --------- ----------  ------  ----  ---------- -------- ------ --------- ----
AT&T Corp                     COM          001957109   $   220      10,000     SH             SOLE                       10,000
American Income Fd Inc        COM          02672T109   $   198      23,600     SH             SOLE                       23,600
Big Dog Holdings              COM          089128102   $   557     153,900     SH             SOLE                      153,900
CVB Financial Corp            COM          126600105   $   410      22,584     SH             SOLE                       22,584
Cannondale Corp               COM          137798104   $ 2,074     526,301     SH             SOLE                      526,301
Center Trust Inc.             COM          151845104   $    65      14,000     SH             SOLE                       14,000
El Paso Energy
 Partners LP                  COM          28368b102   $   315      10,000     SH             SOLE                       10,000
Glacier Water Services        COM          376395109   $10,679   1,167,148     SH             SOLE                    1,167,148
Kaneb Services Inc            COM          484170105   $   147      20,000     SH             SOLE                       20,000
Kinder Morgan
 Energy Partners         UT LTD PARTNER    494550106   $   213       3,100     SH             SOLE                        3,100
Kinder Morgan
 Management llc               SHS          49455u100   $ 3,994      58,300     SH             SOLE                       58,300
Lakehead Pipe Line
 Partners LP             COM UNIT_CL A     511557100   $ 1,434      31,700     SH             SOLE                       31,700
Lincoln National
 Conv Securiti                COM          534183108   $   253      16,600     SH             SOLE                       16,600
Loral Space &
 Communications L             COM          G56462107   $    73      26,200     SH             SOLE                       26,200
Meridian Resource Corp        COM          58977q109   $10,096   1,442,299     SH             SOLE                    1,442,299
Mission Resources -
 Restricted                   COM          605109107   $ 4,575     676,822     SH             SOLE                      676,822
PacificHealth
 Laboratories Inc             COM          695113100   $    49      11,100     SH             SOLE                       11,100
Plains All American
 Pipeline L              UNIT LTD PARTN    726503105   $ 4,292     185,400     SH             SOLE                      185,400
Plains Resources
 Incorporated            COM PAR $0.10     726540503   $46,937   1,955,680     SH             SOLE                    1,955,680
Ralston Purina                COM          751277302   $ 1,351      45,000     SH             SOLE                       45,000
Right Start Inc             COM NEW        766574206   $ 3,254   1,712,379     SH             SOLE                    1,712,379
Sports Club Co Inc            COM          84917P100   $ 2,619     793,628     SH             SOLE                      793,628
TC Pipelines LP Unit
 Com Ltd P                UT COM LTD PRT   87233q108   $   391      17,000     SH             SOLE                       17,000
Teppco Partners LP        UT LTD PARTNER   872384102   $   382      13,000     SH             SOLE                       13,000
Ugly Duckling Corp            COM          903512101   $   304      69,500     SH             SOLE                       69,500
Liberty Property
 Trust 8.80% C             SH BEN INT      531172104   $   841      33,400     SH             SOLE                       33,400
Glenborough Rlty Tr Inc  PFD CV SER A%     37803p204   $ 1,067      54,200     SH             SOLE                       54,200
                                                                 $96,790